FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 4,135	$ 6,957
Fair value of financial liabilities	(62,794)	(72,738)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	5,663	9,750
Fair value of financial assets	$ 0	$ 1
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.50%	3.00%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%	7.00%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,285	$ 1,660
Fair value of financial liabilities	$ (149)	$ (67)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.10%	2.30%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.40%	6.10%
Interest rate risk | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 2,003	$ 835
Fair value of financial assets		$ (14)
Fair value of financial liabilities	$ (14)
Interest rate risk | Interest rate swaps of US$ debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.70%	2.40%
Interest rate risk | Interest rate swaps of US$ debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.60%	5.80%
Interest rate risk | Interest rate swaps on fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional		$ 180
Fair value of financial assets		$ 2
Interest rate risk | Interest rate swaps on fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.00%	4.50%
Interest rate risk | Interest rate swaps on fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.00%	7.30%